Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income attributable to Genpact Limited shareholders	$ 64,695	[1]	$ 53,338	$ 263,111	$ 269,684	$ 239,817
Net loss attributable to redeemable non-controlling interest	(761)		(898)	(2,270)	(2,137)
Net income	63,934	[1]	52,440	260,841	267,547	239,817
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Depreciation and amortization	15,836		14,139	58,503	54,553	54,286
Amortization of debt issuance costs (including loss on extinguishment of debt)	488		375	1,884	1,531	13,546
Amortization of acquired intangible assets	9,936		7,242	36,412	27,183	28,513
Write-down of intangible assets and property, plant and equipment				9,311	11,195	10,714
Reserve for doubtful receivables	(103)			9,819	7,282	2,449
Unrealized (gain) loss on revaluation of foreign currency asset/liability	(8,525)		8,757	(11,830)	1,717	(4,999)
Equity-method investment activity, net			4,558	4,543	7,698	10,800
Excess tax benefit on stock-based compensation						(6,560)
Stock-based compensation expense	7,787		4,986	35,685	25,113	24,976
Deferred income taxes	(4,625)		(2,890)	(10,391)	30,454	(18,713)
Loss (gain) on divestiture				5,668	(5,214)
Others, net	(28)		(4,301)	(4,785)	(41)	(238)
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	(6,025)		19,649	(57,267)	(48,612)	(78,923)
Increase in prepaid expenses, other current assets, contract cost assets and other assets	(37,008)		(12,025)	(28,381)	(62,852)	(32,602)
Decrease in accounts payable	(1,224)		(928)	(2,155)	(463)	(3,988)
Increase (decrease) in accrued expenses, other current liabilities and other liabilities	(77,734)	[2]	(69,131)	46,581	27,977	69,606
Increase in income taxes payable	9,969		8,157	4,640	704	18,757
Net cash provided by/(used for) operating activities	(27,322)		31,028	359,078	345,772	327,441
Investing activities
Purchase of property, plant and equipment	(18,706)		(17,084)	(57,231)	(81,926)	(62,173)
Payment for internally generated intangible assets	(4,365)		(2,614)	(16,441)	(6,846)
Proceeds from sale of property, plant and equipment	144		389	1,738	547	1,486
Investment in equity affiliates			(467)	(496)	(9,620)	(18,423)
Payment for business acquisitions, net of cash acquired			(9,237)	(284,822)	(45,162)	(21,363)
Proceeds from divestiture of business, net of cash divested				(4,738)	17,242
Payment for purchase of redeemable non-controlling interest	(4,730)
Net cash used for investing activities	(27,657)		(29,013)	(361,990)	(125,765)	(100,473)
Financing activities
Repayment of capital lease obligations	(537)		(494)	(2,708)	(1,793)	(2,035)
Payment of debt issuance cost			(1,481)	(2,630)		(6,584)
Proceeds from long-term debt			350,000	350,000		800,000
Repayment of long-term debt	(10,000)		(10,000)	(40,000)	(40,000)	(684,875)
Proceeds from short-term borrowings	105,000		40,000	295,000	200,000	1,451,500
Repayment of short-term borrowings			(185,000)	(285,000)	(61,500)	(1,565,000)
Proceeds from issuance of common shares under stock-based compensation plans	4,202		7,761	15,528	18,228	16,088
Payment for net settlement of stock-based awards	(13,284)		(9,939)	(10,296)	(769)	(7,194)
Payment of earn-out/deferred consideration	(1,476)		(1,097)	(6,219)	(1,485)	(230)
Dividend paid	(14,408)		(11,957)	(46,686)
Payment for stock purchased and retired	(95,984)		(219,784)	(219,784)	(345,200)	(226,917)
Payment for expenses related to stock purchase	(60)		(16)	(16)	(279)	(197)
Excess tax benefit on stock-based compensation						6,560
Net cash (used for) provided by financing activities	(26,547)		(42,007)	47,189	(232,798)	(218,884)
Effect of exchange rate changes	1,284		5,555	37,568	(15,493)	(18,965)
Net increase (decrease) in cash and cash equivalents	(81,526)		(39,992)	44,277	(12,791)	8,084
Cash and cash equivalents at the beginning of the period	504,468		422,623	422,623	450,907	461,788
Cash and cash equivalents at the end of the period	424,226		388,186	504,468	422,623	450,907
Supplementary information
Cash paid during the period for interest	13,194		5,324	27,853	17,860	20,950
Cash paid during the period for income taxes	24,157		16,426	66,238	46,731	72,102
Property, plant and equipment acquired under capital lease obligations	$ 297		$ 576	$ 2,318	$ 2,206	$ 1,656

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.
[2]	Upon the adoption of ASC 606 the Company offset certain contract assets against contract liabilities related to the same contract in an amount of $3,079.